DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Trilogy International Partners LLC, a Washington limited liability company, together with its consolidated subsidiaries in New Zealand and Bolivia (the “Company”, “Trilogy”, “we”, and “our”) is a provider of wireless voice and data communications including local, international long distance and roaming services, for both customers and international visitors roaming on its networks. The Company’s services are provided under Global System for Mobile Communications (“GSM” or “2G”), Universal Mobile Telecommunication Service, a GSM-based third generation mobile service for mobile communications networks (“3G”), and Long Term Evolution (“LTE”), a widely deployed fourth generation service (“4G”), technologies. The Company also provides fixed broadband communications to business and residential customers.

Below is a brief summary of each of Trilogy’s operations:

New Zealand:

Two Degrees Mobile Limited (“2degrees”) was formed under the laws of New Zealand on February 15, 2001. 2degrees is licensed through November 2022, and has secured additional spectrum through November 2031, to provide nationwide wireless communication services. 2degrees launched commercial operations in 2009 as the third operator in New Zealand. 2degrees provides voice, data and long distance services to its customers over a 2G, 3G and 4G network. 2degrees also maintains inbound visitor roaming and international outbound roaming agreements with various international carriers. Additionally, with the acquisition of Snap Limited (“Snap”) on April 30, 2015, 2degrees began offering fixed broadband communications services to residential and enterprise customers (see Note 2 – Snap Acquisition for more details).

As of December 31, 2016, through its consolidated subsidiaries, Trilogy’s voting ownership interest in 2degrees was 62.9% and the remaining 37.1% was held by four different parties (including a trustee holding employee shares pursuant to the terms of the 2degrees Option Plan, as defined in Note 13 – Equity-Based Compensation and Payments).

Bolivia:

In November 1999, Empresa de Telecomunicaciones NuevaTel (PCS de Bolivia), S.A. (“NuevaTel”) was formed to engage in Personal Communication Systems (“PCS”) operations. NuevaTel was awarded its first PCS license in 1999 and commenced commercial service in November 2000 under the brand name Viva. NuevaTel provides voice and data services, including an array of services delivered via a short message service-based platform, to its mobile customers in Bolivia over the existing GSM network. NuevaTel’s 2G, 3G and 4G networks provide a variety of data services, including high-speed Internet, messaging services and application and content downloads. NuevaTel offers its mobile communications services through both prepaid and postpaid payment plans, although the majority of NuevaTel’s subscribers pay on a prepaid basis. In addition to basic voice and data services, NuevaTel offers public telephony services. NuevaTel’s public telephony service utilizes wireless pay telephones located in stores and call centers that are owned and managed by NuevaTel resellers.

As of December 31, 2016, Trilogy, through its consolidated subsidiaries, owned 71.5% of NuevaTel’s stock and the remaining 28.5% was owned by a third-party limited liability cooperative organized under the laws of the Republic of Bolivia.

Basis of Presentation and Principles of Consolidation

The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company consolidates majority-owned subsidiaries over which it exercises control, as well as variable interest entities (“VIEs”) where it is deemed to be the primary beneficiary and thus VIEs are required to be consolidated in our financial statements. All significant intercompany transactions and accounts have been eliminated in consolidation for all periods presented.

The Company has two reportable segments, New Zealand and Bolivia. Unallocated corporate operating expenses, which pertain primarily to corporate administrative functions that support the operating segments, but are not specifically attributable to or managed by any segment, are presented as a reconciling item between total segment operating results and consolidated financial results. Additional details on our reportable segments are included in Note 19 – Segment Information, of these Consolidated Financial Statements.

Significant Accounting Policies

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses for the reporting periods presented. Certain estimates require difficult, subjective or complex judgments about matters that are inherently uncertain. Actual results could differ from those estimates.

Examples of significant estimates include the allowance for doubtful accounts, the useful lives of property and equipment, amortization periods for intangible assets, fair value of financial instruments and equity-based compensation, imputed interest on equipment installment receivables, cost estimates for asset retirement obligations, deferred income taxes, fair value measurements related to goodwill, spectrum licenses and intangibles, projections used in impairment analysis, evaluation of minimum operating lease terms, the allocation of purchase price in connection with business combinations and the period for recognizing prepaid and postpaid revenue based on breakage.

The Company records estimated revenue for rollover services (unused credit carried from month to month for up to 12 billing cycles) that is not expected to be used by its customers. These estimates are based primarily on rate plans in effect and our historical usage and billing patterns. In 2016, as a result of changes in rate plans and offerings and the related impacts on vendor-specific objective evidence as used for values applied to rollover balances (primarily for data services), the Company recorded a $1.7 million increase in Wireless service revenues offset by a reduction to Customer deposits and unearned revenue, as a change in estimate.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less at the acquisition date or with a variable rate which can be liquidated on demand. The balance of cash and cash equivalents held by our foreign consolidated subsidiaries was $18.7 million and $30.1 million as of December 31, 2016 and 2015, respectively.

Restricted Cash:

The Company classifies cash as restricted when the cash is unavailable for use in general operations. These balances are reclassified to Cash and cash equivalents when the underlying obligation is satisfied, or in accordance with the governing agreement. Restricted cash expected to become unrestricted during the next twelve months is recorded in current assets. The Company had $1.7 million and $9.3 million of restricted cash included in Prepaid expenses and other current assets and Other assets within the Consolidated Balance Sheets as of December 31, 2016 and 2015, respectively. The restricted cash balances consisted primarily of cash balances held as collateral for derivative instruments and cash received from divestures for which all the conditions of sale had not yet been achieved.

Accounts Receivable, net:

Accounts receivable consist primarily of amounts billed and due from customers, other wireless service providers, and dealers (“third party retail channels”) and are generally unsecured. Local interconnection and telecom cooperative receivables due from other wireless service providers represent $29.6 million and $28.8 million of Accounts receivable, net at December 31, 2016 and 2015, respectively. Interconnection receivables and payables are reported on a gross basis on the Consolidated Balance Sheets and on the Consolidated Statements of Cash Flows as the amounts do not have a legal right to offset, consistent with the presentation of related interconnection revenues and expenses on the Consolidated Statements of Operations and Comprehensive Loss.

Management makes estimates of the uncollectability of its accounts receivable. In determining the adequacy of the allowance of doubtful accounts, management analyzes historical experience and current collection trends, known troubled accounts, receivable aging and current economic trends. The Company writes off account balances against the allowance for doubtful accounts when collection efforts are unsuccessful. Provisions for uncollectible receivables are included in General and administrative expenses. The allowance for doubtful accounts was $5.1 million and $4.6 million as of December 31, 2016 and 2015, respectively.

Equipment Installment Plan (“EIP”) Receivable:

In New Zealand, the Company offers certain wireless customers the option to pay for their handset in installments over a period of up to 24 months using an EIP. The amounts recorded as EIP receivables at the end of each period represent the receivables for which invoices were not yet generated for the customer (“unbilled”). Invoiced EIP receivables (“billed”) are recorded in the Accounts receivable, net balance, consistent with other outstanding customer trade receivables. The Company assesses the credit quality of each EIP applicant and applicants representing the greatest risk of default are declined from participation. Customers considered to be high risk must participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments. All EIP customers are required to make a down payment for handsets financed through an EIP. The current portion of the EIP receivables is included in Equipment installment plan receivables, net and the long-term portion of the EIP receivables is included in Long-term equipment installment plan receivables on our Consolidated Balance Sheets.

At the time of sale, we impute risk adjusted interest on the receivables associated with EIPs. We record the imputed interest as a reduction of equipment sales, and the deferred interest is included within Equipment installment plan receivables, net on the Consolidated Balance Sheets. The balance of the unamortized imputed interest recorded as of December 31, 2016 and 2015 was $2.3 million and $2.0 million, respectively. Interest income is recognized over the term of the EIP contract in Other, net on our Consolidated Statements of Operations and Comprehensive Loss.

The Company establishes an allowance for EIP receivables to cover probable and reasonably estimated losses. The estimate of allowance for doubtful accounts considers a number of factors, including collection experience, receivable aging, customer credit quality and other qualitative factors including macro-economic factors. The Company monitors the EIP receivable balances and writes off account balances if collection efforts are unsuccessful and future collection is unlikely. See Note 6 – EIP Receivables for additional information as it relates to the allowance for doubtful accounts specifically attributable to the EIP receivables.

Inventories:

Inventory consists primarily of wireless devices and accessories, which are valued at the lower of cost or market. Cost is determined by the first-in, first-out (“FIFO”) method and weighted average cost method which has historically approximated the FIFO method. Market value is determined using current replacement cost. The Company records inventory write-downs to net realizable value for obsolete and slow-moving items based on inventory turnover trends and historical experience.

Handset costs in excess of the revenues generated from handset sales, or handset subsidies, are expensed at the time of sale. The Company does not recognize the expected handset subsidies prior to the time of sale because the promotional discount decision is made at the point of sale and/or because the Company expects to recover the handset subsidies through service revenues.

The Company also records inventories on our Consolidated Balance Sheets, with a corresponding increase to Other current liabilities and accrued expenses, for inventories held by a third-party distribution and logistics company located in New Zealand. The third-party distribution and logistics company purchases the inventory from various equipment manufacturers on behalf of and at the directions of 2degrees specifying the purchase price, timing of purchase, and type and quantity of handsets. Therefore, the Company records the inventory once risk of loss is assumed in connection with the transfer from the manufactures to the third-party distribution and logistics company.

Property and Equipment:

Property and equipment is recorded at cost or fair value for assets acquired as part of business combinations and depreciation is calculated on a straight-line method over the estimated useful lives of the assets. Estimated useful lives are generally as follows: (i) buildings range from 28 to 50 years; (ii) wireless communications systems range from 2 to 20 years; and (iii) furniture, equipment, vehicles and software range from 2 to 17 years. Leasehold improvements are recorded at cost and depreciated over the lesser of the term of the lease or the estimated useful life. Costs of additions and major replacements and improvements are capitalized. Repair and maintenance expenditures which do not enhance the asset’s functionality or extend the asset’s useful life are charged to operating expenses as incurred. Construction costs, labor and overhead incurred in the expansion or enhancement of the Company’s networks are capitalized. Capitalization commences with pre-construction period administrative and technical activities, which may include obtaining leases, zoning approvals and building permits, and ceases at the point at which the asset is ready for its intended use and placed in service. Upon sale or retirement of an asset, the related costs and accumulated depreciation are removed from the balance sheet accounts and any gain or loss is recognized. Assets under construction are not depreciated until placed in service.

Interest expense incurred during the construction phase of the Company’s wireless networks is capitalized as part of property and equipment until the projects are ready for its intended use and the assets are placed into service. Capitalized interest costs are amortized over the estimated useful lives of the related assets. Interest capitalized for the years ended December 31, 2016, 2015 and 2014 was $1.7 million, $1.1 million and $1.6 million, respectively.

The Company capitalizes certain costs incurred in connection with developing or acquiring internal use software. Capitalization of software costs commences once selection of a specific software project has been made and the Company approves and commits to funding the project. Capitalized costs include direct development costs associated with internal use software, including internal direct labor costs and external costs of materials and services. Capitalized software costs are included in Property and equipment, net and amortized on a straight-line basis over the estimated useful life of the asset. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

The Company records an asset retirement obligation (“ARO”) for the fair value of legal obligations associated with the retirement of tangible long-lived assets and a corresponding increase in the carrying amount of the related asset in the period in which the obligation is incurred. These obligations primarily pertain to the Company’s legal obligations related to the network infrastructure, principally tower and related assets. These obligations include obligations to remediate leased land on which the Company’s network infrastructure assets are located. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the estimated useful life of the related asset. Upon settlement of the liability, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the Consolidated Statement of Operations and Comprehensive Loss.

The significant assumptions used in estimating the Company’s ARO include the following: a probability that the Company’s leases with ARO will be remediated at the lessor’s directive; expected settlement dates that coincide with lease expiration dates plus estimated lease extensions; remediation costs that are indicative of what third party vendors would charge the Company to remediate the sites; expected inflation rates that are consistent with historical inflation rates; and credit-adjusted risk-free interest rates which approximate the Company’s incremental borrowing rates.

License Costs and Other Intangible Assets:

Intangible assets consist primarily of wireless spectrum licenses in foreign markets, tradenames and subscriber relationships. License costs primarily represent costs incurred to acquire wireless spectrum licenses in foreign markets, which are recorded at cost, and the value attributed to wireless spectrum licenses acquired in business combinations. Amortization begins with the commencement of service to customers using the straight-line method. The license costs are amortized over 7 to 20 years, which correspond with the expiration dates of the licenses as issued by the regulators. Licenses held, subject to certain conditions, are usually renewable and are generally non-exclusive. When determining the useful life of the licenses, management generally does not consider renewal periods since there is no certainty that a license will be renewed without significant cost (or at no cost).

Subscriber relationships were acquired as part of the Snap acquisition (see Note 2 – Snap Acquisition) and relate to established relationships with residential and enterprise customers through contracts. Subscriber relationships are amortized over the estimated useful life of 7 years using an accelerated method, which we believe best reflects the estimated pattern in which the economic benefits of the assets will be consumed.

Impairment of Long-Lived Assets:

The Company evaluates its long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable. Asset groups are determined at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets and liabilities. When the carrying amount of a long-lived asset group is not recoverable and exceeds its fair value, an impairment loss is recognized equal to the excess of the asset group’s carrying value over the estimated fair value. We determine fair values by using a combination of comparable market values, estimated future discounted cash flows and appraisals, as appropriate. There were no events or changes in circumstances that indicated impairment would be recorded for long-lived assets for the fiscal years ended December 31, 2016, 2015 and 2014.

Goodwill:

Goodwill is the excess of the cost of an acquisition over the fair value of the net identifiable assets acquired as of the acquisition date. The Company reviews goodwill for impairment annually on December 31, the last day of the fiscal fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. We may elect to first perform a qualitative assessment to determine whether it is more likely than not the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If we do not perform a qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of the single reporting unit is less than its carrying amount, goodwill is tested for impairment based on a two-step test. In the first step, if required, the Company determines if the fair value of the reporting unit is less than the book value. If the Company concludes that the fair value of a reporting unit is less than its book value, the Company must perform step two in which it calculates the implied fair value of goodwill. If the implied fair value is less than book value, then a goodwill impairment loss is recognized for the difference. If the Company concludes that the fair value of a reporting unit is greater than its book value, step two is not performed, and the Company concludes that there is no goodwill impairment. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Generally fair value is determined by a multiple of earnings based on the guideline publicly traded business method or discounting projected future cash flows based on management’s expectations of the current and future operating environment. There were no goodwill impairment charges required for any periods presented.

Derivative Instruments and Hedging Activities:

We employ risk management strategies, which may include the use of interest rate swaps, cross-currency swaps and forward exchange contracts. We do not hold or issue derivative instruments for trading or speculative purposes.

Derivatives are recognized in the Consolidated Balance Sheets at fair value. Changes in the fair values of derivative instruments designated as “cash flow” hedges, to the extent the hedges are highly effective, are recorded in Other comprehensive loss. Derivative instruments not qualifying for hedge accounting or ineffective portions of cash flow hedges, if any, are recognized in current period earnings. The Company assesses, both at inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the fair value or cash flow of the hedged items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, the Company discontinues hedge accounting prospectively. As of December 31, 2016 and 2015, no derivative instruments were designated for hedge accounting.

Fair Value Measurements:

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

Required Distributions:

The Company is required to make quarterly distributions to its members on a pro rata basis in accordance with each member’s ownership interest in amounts sufficient to permit members to pay the tax liabilities resulting from allocations of income tax items from the Company. The Company was in a net taxable loss position for the years ended December 31, 2016, 2015 and 2014; therefore, no tax distributions were made to its members related to these tax years.

Revenue Recognition:

Wireless service revenues are primarily derived from providing access to and usage of the Company’s wireless networks. In general, access revenues from wireless postpaid customers are billed in arrears and recognized over the period that the corresponding services are rendered to customers. Wireless service revenues derived from usage of the Company’s networks, including voice, data, roaming and long-distance revenues, are recognized when the services are provided. As a result of the cutoff times of our multiple billing cycles each month, we are required to estimate the amount of subscriber revenues earned but not billed from the end of each billing cycle to the end of each reporting period. The Company also records estimated wireless service revenue for rollover services, unused credit carried from month to month for up to 12 billing cycles, not expected to be used. These estimates are based primarily on rate plans in effect and our historical usage and billing patterns.

Prepaid wireless services sold to customers are recorded as unearned revenue prior to the commencement of services and is recognized when the services are used or expire. When prepaid services are not subject to expiration, the Company estimates breakage, cash consideration received for prepaid services but never expected to be redeemed by customers, based upon historical usage trends. The Company’s policy is to recognize revenue for estimated breakage when there is a remote likelihood the balance of prepaid services will be redeemed.

Interconnection revenues are generated when calls from other operators terminate on the Company’s networks and are recognized in the period the termination occurs.

Equipment sales consist principally of revenues from the sale of wireless handsets and accessories to subscribers and dealers. Equipment sales, including those on an EIP, are recognized when the products are delivered to the customer or dealer. The revenues and related expenses associated with the sale of wireless handsets and accessories through our indirect sales channels are recognized when the products are delivered and accepted by the dealer, including when products are provided by the third-party distribution company, as this is considered to be a separate earnings process from the sale of wireless services and probability of collection is likely.

The Company has determined that the sale of wireless services through its direct sales channels with an accompanying handset constitutes a revenue arrangement with multiple deliverables. The Company accounts for these arrangements as separate units of accounting, including the wireless service and handset. For these multiple element arrangements, the Company must: (1) determine whether and when each element has been delivered; (2) determine relative selling price of each element using the selling price hierarchy of vendor-specific objective evidence of selling price, third party evidence, or the Company’s best estimate of selling price, as applicable, and; (3) allocate the total price among the various elements based on the relative selling price method. The revenue allocated to the multiple revenue streams is based on the relative selling price to the total consideration from the sale. Consideration allocated to the handset is recognized as equipment sales when the handset is delivered and accepted by the subscriber. Consideration allocated to the wireless service is recognized as service is rendered.

We also earn revenues from our wireline subscribers. These revenues are based upon usage of its network and facilities, contract fees and equipment sales. In general, fixed monthly fees for services are billed one month in advance and are recognized when earned. Revenues from services that are not fixed in amount and are based on usage are generally billed in arrears and recognized when service is rendered. We sell each of these services separately and each product or service has a standalone selling price. When equipment is sold separately from services, revenue is recognized upon delivery to the customer. When equipment is sold as part of a managed service, revenue is recognized over the contract period.

Customer Sales Incentives:

The Company periodically provides incentive offers to its customers to encourage purchases. Such offers include current discount offers (e.g., percentage discounts off current purchases), inducement offers (e.g., offers for future discounts subject to a minimum current purchase), and commissions. Current discount offers, when accepted by customers, are treated as a reduction to the purchase price of the related transaction, while inducement offers, when accepted by customers, are treated as a reduction to purchase price based on estimated future redemption rates. Redemption rates are estimated using the Company’s historical experience for similar inducement offers. Current discount offers and commissions are presented as a reduction to revenue unless the Company receives, or will receive, an identifiable benefit in exchange for the consideration, and the fair value of such benefit can be reasonably estimated.

Pass Through Taxes:

The Company presents taxes imposed by governmental authorities on revenue-producing transactions between us and our customers on a net basis.

Advertising Costs:

The Company expenses the cost of advertising as incurred. Advertising expense for the years ended December 31, 2016, 2015 and 2014 were $19.0 million, $21.3 million and $23.1 million, respectively.

Operating Leases:

The Company’s cell sites are typically situated on leased property including land, towers and rooftop locations. The Company’s retail stores, distribution facilities, office spaces and certain of its customer service centers are also leased. The Company’s lease contracts expire on various dates through 2043 and generally provide for renewal options of up to an additional ten years exercisable at our option. For scheduled rent escalation clauses during the lease terms, the Company records minimum rental payments on a straight-line basis over the fixed non-cancelable terms of the leases, including those periods for which failure to renew the lease imposes a significant economic penalty. If failure to exercise a renewal option imposes an economic penalty, the Company may determine at the inception of the lease that renewal is reasonably assured and include the renewal option period(s) in addition to the fixed non-cancelable term of the lease in the determination of the appropriate estimated lease term, up to the estimated economic life of the underlying asset.

Defined Contribution Plan:

The Company has a defined contribution plan whereby participants may contribute a portion of their eligible pay to the plan through payroll withholdings. The Company provides matching contributions based on the amount of eligible compensation contributed by the employees. Total contributions by the Company were $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Equity-Based Compensation:

The Company measures compensation costs for all equity-based payment awards made to employees based on the estimated fair values at the either the grant date for equity classified awards or quarterly for liability classified awards. The expense, net of estimated forfeitures, is recognized over the requisite service period, which is generally the vesting period of the award. The fair value of the equity-based payment awards is estimated using the Black-Scholes option valuation model.

Net (Loss) Earnings Per Unit (“EPU”):

The Company has two classes of common units: Member units and Profit interest units. Member units include Class A and B units which are issued in exchange for capital contributions (hereafter the “Member group”). Profit interest units consist of Class C units which are issued to employees or independent contractors in exchange for performing services (hereafter the “Profit group”). EPU is calculated separately for the Member group and for the Profit group using the two-class method.

Basic (loss) income per unit (“Basic EPU”) is computed by dividing net (loss) income attributable to the Member group unitholders and Profit group unitholders by the weighted average number of Member group and Profit group units outstanding, respectively, for the period. The Profit group is not included in the basic EPU calculation when the Company operates at a loss due to the anti-dilutive effect.

Diluted (loss) income per unit (“Diluted EPU”) gives effect to all dilutive potential Member units and Profit interest units outstanding during the period using the treasury stock method. Diluted EPU excludes all potentially dilutive units if the effect of their inclusion is anti-dilutive. Diluted EPU is computed by dividing net (loss) income attributable to the Member group unitholders and the Profit group unitholders by the weighted average number of units outstanding, respectively.

Foreign Currency Remeasurement and Translation:

The functional currency for our Bolivian operation is the U.S. dollar and for our New Zealand operation is the New Zealand dollar, since the majority of the revenues and expenses in those operations are denominated in those currencies. However, a portion of the revenues earned and expenses incurred by our subsidiaries are denominated in currencies other than their functional currency. These transactions are remeasured into the functional currency based on a combination of both current and historical exchange rates. All foreign currency asset and liability amounts are remeasured at end-of-period exchange rates, except for nonmonetary items, which are remeasured at historical rates. Foreign currency income and expense are remeasured at average exchange rates in effect during the year, except for expenses related to balance sheet amounts which are remeasured at historical rates. Gains and losses from remeasurement of foreign currency transactions into the functional currency are included in other, net on our Consolidated Statements of Operations in the period in which they occur.

Assets and liabilities from our New Zealand operation are translated from New Zealand dollar into U.S. dollar at the exchange rate on the balance sheet date while revenue and expenses are translated at the average exchange rate in the month they occurred. Gains and losses from the translation of our New Zealand operation’s financial statements into U.S. dollars are included in Accumulated other comprehensive income on our Consolidated Balance Sheets.

Income Taxes:

For our taxable subsidiaries, we account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we record the largest amount of tax benefit to meet such threshold.

We recognize interest and penalties related to unrecognized tax benefits on the Other, net line in the accompanying Consolidated Statements of Operations. Accrued interest and penalties are included on the related tax liability line in the Consolidated Balance Sheets.

Concentrations:

The Company’s revenues are attributable to our international operations. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in the countries in which the Company operates. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations. For key financial information of our subsidiaries in New Zealand and Bolivia, see Note 19 – Segment Information.

Recently Adopted Accounting Standards:

In April 2015, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the presentation of debt issuance costs. The objective of this ASU is to simplify the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This ASU was effective for financial statements issued for fiscal years beginning after December 15, 2015 for publicly traded companies and interim periods within those fiscal years. The Company adopted this standard in fiscal 2016. As a result of the adoption, the Company reclassified unamortized deferred financing costs from Other assets to Long-term debt for all periods presented. The adoption did not have an impact on the Company’s Consolidated Statements of Operations or Consolidated Statements of Cash Flows. See additional considerations in Note 9 – Debt of these Consolidated Financial Statements for amounts reclassified for each period presented.

In November 2015, the FASB issued an ASU related to classification of deferred income taxes. This ASU requires entities to classify Deferred Tax Assets (“DTAs”) and Deferred Tax Liabilities (“DTLs”) by jurisdiction, as noncurrent in the balance sheet. The ASU simplifies the current guidance, which requires entities to separately present DTAs and DTLs as current and noncurrent in the balance sheet. This ASU is effective for financial statements issued for fiscal years beginning after December 15, 2016 for public companies, and interim periods within those years. Early adoption is permitted for any interim or annual financial statements that have not been issued. The Company early adopted this standard in the fourth quarter of 2016 and applied the guidance retrospectively. As a result of the adoption, the Company reclassified $6.1 million of DTA and $8.9 million current DTL to noncurrent DTL in the Consolidated Balance Sheet. The adoption did not have an impact on the Company’s Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

Recently Issued Accounting Standards:

In February 2016, the FASB issued an ASU related to recognition of leases. This standard will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance will require both classifications of leases, operating and capital, to be recognized on the balance sheet. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease will depend on its classification. The standard will require disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. This standard will take effect for public entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted for all organizations. The adoption of this ASU will result in the recognition of significant right to use assets and lease liabilities in our Consolidated Balance Sheets. Our evaluation is continuing, including the assessment of other potential impacts of this ASU on our Consolidated Financial Statements.

In May 2014, the FASB issued an ASU related to revenue recognition, which will supersede nearly all existing recognition guidance under GAAP. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: 1) identify the contract(s) with a customer, 2) identify the performance obligations in the contract, 3) determine the transaction price, 4) allocate the transaction price to the performance obligations in the contract, and 5) recognize revenue when (or as) the entity satisfies a performance obligation. For public entities, this pronouncement is effective for annual reporting periods beginning after December 15, 2017. Early application is not permitted. We expect the standard to impact the methods used to reserve for discounts, refunds and other customer incentives, which may impact the timing of revenue recognition. Our review is in its preliminary stage and we will continue to evaluate additional impact that this ASU will have on our Consolidated Financial Statements. Furthermore, the updated accounting guidance allows for either a full retrospective adoption or modified retrospective adoption and we continue to evaluate our method of adoption of this ASU.